Intangible Assets, Goodwill and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 139	$ 145
Investments	119	83
Goodwill	70	70
Deferred costs	59	64
Long-term receivables	32	37
Other long-term assets	20	22
Total intangible assets, goodwill and other	439	421
Investments
Investments accounted for under the equity method	59	56
Equity investments with readily determinable fair value	32	0
Cost method investments	$ 28	$ 27